Revenue - Collaboration revenue (Details) € in Thousands	3 Months Ended
Mar. 31, 2022 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration revenue	€ 1,234
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration revenue	908
Yarrow Biotechnology, Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration revenue	€ 326